Offerings	Feb. 26, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	1,263,892
Proposed Maximum Offering Price per Unit	6.63
Maximum Aggregate Offering Price	$ 8,379,603.96
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,282.92
Offering Note	(a) Represents additional shares of common stock, par value $0.001 per share ("Common Stock"), of Redfin Corporation (the "Company") reserved for issuance under the Company's 2017 Employee Stock Purchase Plan (the "ESPP") resulting from the automatic annual increase in the number of authorized shares reserved and available for issuance under the ESPP on January 1 of each calendar year. (b) Estimated pursuant to Rule 457(c) and (h) under the Securities Act of 1933 on the basis of the average of the high and low prices of Common Stock, as reported on The Nasdaq Global Select Market on February 24, 2025. (c) Under the ESPP, the sale price of a share of Common Stock is equal to 85% of the fair market value of the Common Stock on the offering date or the purchase date, whichever is less.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	6,319,464
Proposed Maximum Offering Price per Unit	7.81
Maximum Aggregate Offering Price	$ 49,355,013.84
Fee Rate	0.01531%
Amount of Registration Fee	$ 7,556.25
Offering Note	(a) Represents additional shares of Common Stock reserved for issuance under the Company's 2017 Equity Incentive Plan (the "2017 EIP") resulting from the automatic annual increase in the number of authorized shares reserved and available for issuance under the 2017 EIP on January 1 of each calendar year. (b) Estimated pursuant to Rule 457(c) and (h) under the Securities Act of 1933 on the basis of the average of the high and low prices of Common Stock, as reported on The Nasdaq Global Select Market on February 24, 2025.